Share-based Compensation (Details 4) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2011 Y
Share-based Compensation
Number Outstanding (in shares)	5,454
Weighted Average Remaining Contractual Life of Outstanding Options (in years)	0.63
Weighted Average Exercise Price of Outstanding Options (in dollars per share)	$ 0.880
Number Exercisable (in shares)	5,017
Weighted Average Remaining Contractual Life of Exercisable Options (in years)	0.43
Weighted Average Exercise Price of Excercisable Options (in dollars per share)	$ 0.810
Exercise price one, US $0.728
Share-based Compensation
Number Outstanding (in shares)	4,579
Weighted Average Remaining Contractual Life of Outstanding Options (in years)	0.20
Weighted Average Exercise Price of Outstanding Options (in dollars per share)	$ 0.728
Number Exercisable (in shares)	4,579
Weighted Average Remaining Contractual Life of Exercisable Options (in years)	0.20
Weighted Average Exercise Price of Excercisable Options (in dollars per share)	$ 0.728
Exercise price one, US $1.659
Share-based Compensation
Number Outstanding (in shares)	875
Weighted Average Remaining Contractual Life of Outstanding Options (in years)	2.87
Weighted Average Exercise Price of Outstanding Options (in dollars per share)	$ 1.659
Number Exercisable (in shares)	438
Weighted Average Remaining Contractual Life of Exercisable Options (in years)	2.87
Weighted Average Exercise Price of Excercisable Options (in dollars per share)	$ 1.659